UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Dec. 31, 2020	Jun. 30, 2020
Current Assets
Cash and cash equivalents		$ 70,936,994	$ 18,857,088
Trade and other receivables		189,175	27,412
Other assets		117,926	128,271
Total Current Assets		71,244,095	19,012,771
Non-Current Assets
Exploration and evaluation assets	[1],[2]	13,467,275	7,720,957
Property, plant and equipment		774,925	774,440
Other assets		91,671	150,781
Total Non-Current Assets		14,333,871	8,646,178
TOTAL ASSETS		85,577,966	27,658,949
Current Liabilities
Trade and other payables		2,780,952	1,007,507
Other liabilities		1,156,242	705,536
Total Current Liabilities		3,937,194	1,713,043
Non-Current Liabilities
Other liabilities		1,774,863	1,910,413
Total Non-Current Liabilities		1,774,863	1,910,413
TOTAL LIABILITIES		5,712,057	3,623,456
NET ASSETS		79,865,909	24,035,493
EQUITY
Contributed equity		136,239,389	74,877,325
Reserves		200,447	515,110
Accumulated losses		(56,573,927)	(51,356,942)
TOTAL EQUITY		$ 79,865,909	$ 24,035,493

[1]	At December 31, 2020, the Piedmont Lithium Project comprised approximately 2,322 acres (June 30, 2020: approximately 2,126 acres) of surface property and associated mineral rights in North Carolina, United States, of which approximately 691 acres are owned, approximately 113 acres are subject to long-term lease, approximately 79 acres are subject to lease-to-own agreements, and approximately 1,438 acres are subject to exclusive option agreements, which upon exercise, allows the Group to purchase or, in some cases long-term lease, the surface property and associated mineral rights. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 10 for further details of contingent liabilities).
[2]	The ultimate recoupment of costs carried for exploration and evaluation phases is dependent on the successful development and commercial exploitation or sale of the respective areas.